Document And Entity Information	Jul. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2026
Entity Registrant Name	Slide Insurance Holdings, Inc.
Entity Central Index Key	0001886428
Entity Emerging Growth Company	true
Entity File Number	001-42707
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-1554861
Entity Address, Address Line One	4221 W. Boy Scout Blvd., Suite 200
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	813
Local Phone Number	748-2030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SLDE
Security Exchange Name	NASDAQ